Parent Company Information - Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Loss before income taxes	$ (210.8)	$ (341.8)	$ (458.9)
Benefit from income taxes	(25.0)	(120.5)	(24.3)
Net loss attributable to the Company	(185.8)	(221.3)	(434.2)
Other comprehensive income (loss), net of tax:	(67.2)	61.3	(76.3)
Comprehensive loss attributable to the Company	(253.0)	(160.0)	(510.2)
Cushman & Wakefield plc
Condensed Income Statements, Captions [Line Items]
Interest and other income	2.6	0.0	0.0
Interest and other expense	(17.9)	(5.8)	(5.5)
Loss in earnings of subsidiaries	(170.5)	(215.5)	(428.7)
Loss before income taxes	(185.8)	(221.3)	(434.2)
Benefit from income taxes	0.0	0.0	0.0
Net loss attributable to the Company	(185.8)	(221.3)	(434.2)
Other comprehensive income (loss), net of tax:	0.0	0.0	0.0
Other comprehensive income (loss) of subsidiaries	(67.2)	61.3	(76.0)
Comprehensive loss attributable to the Company	$ (253.0)	$ (160.0)	$ (510.2)